Consolidated Comprehensive Income Statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income		$ 3,626	$ 4,467	$ 4,254
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments		508	151	(313)
Unrealized gain (loss) on assets available-for-sale:
Unrealized gain (loss) arising during the period		1,202	512	(416)
Reclassification adjustment		(25)	14	36
Total unrealized gain (loss) on assets available-for-sale		1,177	526	(380)
Defined benefit plans:
Prior service cost arising during the period		0	(1)	0
Net (loss) arising during the period		(107)	(87)	(189)
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost		77	34	69
Total defined benefit plans		(30)	(54)	(120)
Net unrealized gain (loss) on cash flow hedges		5	3	(10)
Total other comprehensive income (loss), net of tax	[1]	1,660	626	(823)
Total comprehensive income		5,286	5,093	3,431
Net (income) loss attributable to noncontrolling interests		(9)	(26)	12
Other comprehensive (income) loss attributable to noncontrolling interests		(2)	(3)	11
Comprehensive income applicable to shareholders of The Bank of New York Mellon Corporation		$ 5,275	$ 5,064	$ 3,454

[1]	Other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders was $1,658 million for the year ended Dec. 31, 2020, $623 million for the year ended Dec. 31, 2019 and $(812) million for the year ended Dec. 31, 2018.